REVENUE AND EXPENSES (Details 3) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Total	€ 377,000	€ 543,000
Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Total			€ 932,000	€ 1,193,000
Depreciation And Amortization [Member] | Codere Online Busines [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment (Note 6)	25,000	19,000
Amortization of intangible assets (Note 5)	346,000	493,000
Amortization of right-of-use assets	6,000	31,000
Total	€ 377,000	€ 543,000
Depreciation And Amortization [Member] | Codere Online Business [Member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment (Note 6)			40	27
Amortization of intangible assets (Note 5)			883	1,166
Amortization of right-of-use assets			9	0
Total			€ 932	€ 1,193